Shareholder Report, Line Graph (Details) 197213_Pacer Trendpilot US Large Cap ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Pacer Trendpilot® US Large Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Pacer Trendpilot® US Large Cap ETF NAV
Accumulated Value	$ 21,390	$ 20,003	$ 16,674	$ 16,002	$ 15,464	$ 11,299	$ 12,654	$ 11,647	$ 10,347	$ 8,790	$ 24,848
Pacer Trendpilot US Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Pacer Trendpilot® US Large Cap Index
Accumulated Value	22,693	21,092	17,477	16,690	16,019	11,633	12,963	11,855	10,470	8,840	$ 26,525
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 31,497	$ 28,099	$ 22,907	$ 22,313	$ 22,265	$ 15,252	$ 15,122	$ 13,324	$ 11,763	$ 9,976	$ 41,278